UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	04/30

Date of reporting period:	04/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

ANNUAL REPORT TO SHAREHOLDERS Premium Reserve Money Market Shares Fund #97 Institutional Money Market Shares Fund #146 Money Market Portfolio April 30, 2009

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

In the following interview, the portfolio management team discusses the market environment and the performance of Money Market Portfolio — Premium Reserve Money Market Shares and Institutional Money Market Shares during the most recent annual period ended April 30, 2009.

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Q: Will you discuss the market environment for the portfolio during the most recent annual period?

A: During the past 12 months the financial markets experienced a series of unprecedented and earthshaking events. The massive credit crunch that originated with problems in the US subprime mortgage market as well as securitized mortgages eventually brought down several financial firms, including Lehman Brothers, and transformed Wall Street. September through November 2008 were exceptionally traumatic months for the financial industry, as severe losses and the general liquidity squeeze forced several major financial companies to seek rescue through a government bailout or a merger.

The loss of market liquidity forced the US Federal Reserve Board (the Fed) and other central banks to make significant efforts to boost liquidity by creating expansive lending facilities. In late 2008, among other unprecedented actions, the US government placed Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corporation) in conservatorship of the Federal Housing Finance Agency, a newly-created regulator, inject $700 billion into the banking system through the Troubled Asset Relief Program ("TARP") and offer a stimulus package to US consumers. In response to a freeze-up in money market liquidity, the government created new lending facilities for commercial paper.1 In 2009, the new administration introduced an additional series of initiatives to deal with financial market turbulence. These included a second large stimulus package; "quantitative easing" by the Fed (where the Fed injected billions into the financial system by buying up Treasuries and mortgage-backed securities in order to lower interest rates); and Treasury Secretary Geithner's Public-Private Investment Plan designed to repair the balance sheets of struggling banks. By the close of the period, it seemed evident that the array of government programs had improved investor sentiment and the overall tone of the financial markets. And in general — except for the labor market — the rate of deterioration for US economic data seemed to be slowing. However, because of continued heavy demand for money market instruments and a shrinkage in supply (especially within the commercial paper market), yields of money market securities declined significantly during the latter portion of the 12-month period.

As of April 30, 2009, three-month LIBOR, an industry standard for measuring three-month taxable money market rates, stood at 1.02%, compared with 2.85% as of April 30, 2008.2

Portfolio Performance (as of April 30, 2009)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in money market funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the portfolio's $1.00 share price. The credit quality of the portfolio's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the portfolio's share price. The portfolio's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of a fund may have a significant adverse effect on the share prices of all classes of shares of that fund.

7-Day Current Yield
Premium Reserve Money Market Shares	.26%
Institutional Money Market Shares	.57%

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the portfolio's shares outstanding. For the most current yield information, visit our Web site at www.dws-investments.com.

Q: How did the portfolio perform over its most recent fiscal year?

A: We were able to maintain a yield for the portfolios that is competitive, though certainly low, given very difficult market conditions. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

Q: In light of market conditions during the period, what has been the strategy for the Money Market Portfolio?

A: Given the difficult situation throughout the investment markets, and understanding that the credit crunch would not be a short-term phenomenon, our strategy for the portfolio through the summer of 2008 was to emphasize liquidity and high credit quality while looking for ways to maximize yield potential when opportunities presented themselves. In mid-September, when conditions in the money markets worsened drastically, we enacted a significantly more defensive strategy, holding more overnight securities in the form of repurchase agreements.3 We also purchased Treasury and agency instruments as well as corporate commercial paper and sovereign securities (direct issuance by foreign governments) in seeking the highest-quality portfolio given the extremely difficult market environment. As market conditions eased during the end of the period, we have looked for opportunities to boost yield without increasing the portfolio's overall risk level, utilizing the highest-quality securities.

Q: What detracted from performance during the period?

A: The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of significant market turbulence. In the end this cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Q: Will you describe your investment philosophy?

A: We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the portfolio and to seek competitive yield for our shareholders.

1 Lending Facility -— In their search for answers to the financial crisis and credit crunch, US Federal Reserve officials have created a series of lending facilities to try to restore liquidity within the financial system and prompt large financial institutions to resume lending to one another at more accustomed levels. The first such facility the Fed created was the Term Securities Lending Facility (TSLF), where the Fed agreed to lend up to $200 billion of Treasury securities to primary dealers secured by a pledge of other securities. This lending by the Fed was meant to, in turn, prompt further lending by its borrowers. Since then the Fed has set up commercial paper and asset-backed commercial paper lending facilities to perform similar liquidity operations in those areas of the credit market.
Commercial paper refers to an unsecured, short-term debt instrument issued by a corporation with a fixed maturity of one to 270 days.
2 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.
3 Repurchase Agreements (Repos) an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term parking place" for large sums of money.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2008 to April 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2009
Actual Portfolio Return	Premium Reserve Money Market Shares	Institutional Money Market Shares
Beginning Account Value 11/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/09	$ 1,005.00	$ 1,006.40
Expenses Paid per $1,000*	$ 2.88	$ 1.34
Hypothetical 5% Portfolio Return
Beginning Account Value 11/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/09	$ 1,021.92	$ 1,023.46
Expenses Paid per $1,000*	$ 2.91	$ 1.35
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios
Premium Reserve Money Market Shares	.58%
Institutional Money Market Shares	.27%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Money Market Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/09	4/30/08

Commercial Paper	42%	45%
Government & Agency Obligations	19%	2%
Certificates of Deposit and Bank Notes	19%	22%
Short-Term Notes	10%	25%
Repurchase Agreements	7%	3%
Supranational	2%	—
Municipal Bonds and Notes	1%	—
Master Notes	—	2%
Time Deposits	—	1%
	100%	100%
Weighted Average Maturity	4/30/09	4/30/08

Cash Account Trust — Money Market Portfolio	62 days	45 days
iMoneyNet First Tier Retail Money Fund Average*	47 days	46 days
* The Portfolio is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see pages 10-15. A quarterly Fact Sheet is available upon request. A complete list of the Portfolio's holdings is posted twice each month on www.dws-investments.com. Portfolio holdings as of the 15th day of each month are posted to the Web site on or after month-end and portfolio holdings as of each month-end are posted to the Web site on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Portfolio as of April 30, 2009

Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 18.7%
Bank of America NA, 2.35%, 5/5/2009	36,500,000	36,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.0%, 7/6/2009	55,300,000	55,300,000
1.0%, 7/10/2009	5,000,000	5,000,000
1.02%, 6/15/2009	57,500,000	57,500,000
BNP Paribas:
0.84%, 8/7/2009	50,000,000	50,000,000
1.0%, 5/26/2009	50,000,000	50,000,000
1.0%, 8/10/2009	60,300,000	60,300,000
Calyon, 1.2%, 5/4/2009	83,000,000	83,000,000
Canadian Imperial Bank of Commerce, 0.85%, 7/8/2009	82,000,000	82,000,000
DnB NOR Bank ASA:
0.8%, 7/8/2009	82,000,000	82,000,000
0.97%, 8/17/2009	30,000,000	30,000,000
Kingdom of Sweden, 1.0%, 4/26/2010	35,000,000	35,026,436
Landwirtschaftliche Rentenbank, 2.625%, 2/26/2010	19,558,000	19,837,253
Mizuho Corporate Bank Ltd.:
0.85%, 7/20/2009	52,000,000	52,000,000
0.95%, 5/11/2009	55,000,000	55,000,000
1.0%, 6/10/2009	42,000,000	42,000,000
Nordea Bank Finland PLC, 0.91%, 5/4/2009	20,000,000	20,000,017
Rabobank Nederland NV, 0.72%, 5/29/2009	20,000,000	20,000,000
Societe Generale, 0.83%, 8/3/2009	30,000,000	30,000,781
Toronto-Dominion Bank:
2.0%, 5/12/2009	37,500,000	37,500,000
2.52%, 5/12/2009	24,800,000	24,800,147
US Bank NA, 0.6%, 5/26/2009	25,000,000	25,000,000
Total Certificates of Deposit and Bank Notes (Cost $952,764,634)		952,764,634

Commercial Paper 42.3%
Issued at Discount**
Alpine Securitzation, 144A, 0.43%, 6/5/2009	50,000,000	49,979,097
Antalis US Funding Corp., 144A, 0.7%, 6/15/2009	10,000,000	9,991,250
ASB Finance Ltd., 1.03%, 8/17/2009	21,000,000	20,935,110
BNZ International Funding Ltd., 144A, 1.0%, 8/14/2009	20,000,000	19,941,667
BP Capital Markets PLC:
0.76%, 10/13/2009	25,000,000	24,912,917
0.78%, 10/22/2009	65,000,000	64,754,950
Caisse D'Amortissement de la Dette Sociale:
0.7%, 1/8/2010	20,000,000	19,902,000
0.82%, 8/27/2009	42,000,000	41,887,113
1.05%, 9/9/2009	27,000,000	26,896,838
Cancara Asset Securitisation LLC, 144A, 0.45%, 5/15/2009	50,000,000	49,991,250
Citibank Omni Master Trust, 144A, 0.7%, 5/4/2009	50,000,000	49,997,083
Coca-Cola Co.:
0.52%, 7/6/2009	25,000,000	24,976,167
0.65%, 8/12/2009	45,000,000	44,916,313
Dexia Delaware LLC, 0.69%, 5/21/2009	20,000,000	19,992,333
DnB NOR Bank ASA, 0.83%, 9/9/2009	25,000,000	24,924,493
Eli Lilly & Co., 0.75%, 10/5/2009	45,000,000	44,852,812
European Investment Bank:
0.85%, 6/11/2009	23,500,000	23,477,251
2.13%, 5/5/2009	38,000,000	37,991,007
Gotham Funding Corp.:
144A, 0.72%, 5/4/2009	25,000,000	24,998,500
144A, 0.82%, 6/1/2009	28,000,000	27,980,229
Government of Canada:
0.5%, 7/7/2009	5,500,000	5,494,882
0.5%, 7/8/2009	15,000,000	14,985,833
0.85%, 11/19/2009	10,000,000	9,952,306
0.9%, 11/30/2009	35,000,000	34,813,625
Hewlett-Packard Co.:
0.48%, 5/1/2009	20,000,000	20,000,000
0.48%, 6/3/2009	50,000,000	49,978,000
0.5%, 5/14/2009	35,000,000	34,993,681
Johnson & Johnson:
144A, 0.24%, 7/7/2009	10,000,000	9,995,533
0.3%, 7/22/2009	40,000,000	39,972,667
JPMorgan Chase Funding, Inc., 144A, 0.35%, 6/1/2009	25,000,000	24,992,465
Kingdom of Denmark, 0.35%, 5/5/2009	14,800,000	14,799,424
Kreditanstalt fuer Wiederaufbau:
144A, 0.28%, 7/27/2009	15,000,000	14,989,850
144A, 0.48%, 5/5/2009	22,000,000	21,998,827
144A, 0.6%, 8/27/2009	43,000,000	42,915,433
144A, 0.75%, 9/3/2009	64,000,000	63,833,333
Liberty Street Funding LLC:
144A, 0.4%, 5/6/2009	50,000,000	49,997,222
144A, 0.4%, 6/22/2009	5,000,000	4,997,111
144A, 0.75%, 5/19/2009	20,000,000	19,992,500
Nieuw Amsterdam Receivables Corp.:
144A, 0.5%, 5/22/2009	22,500,000	22,493,438
144A, 0.55%, 5/6/2009	50,000,000	49,996,181
Nissan Motor Acceptance Corp.:
1.05%, 5/6/2009	10,000,000	9,998,542
1.15%, 5/12/2009	20,000,000	19,992,972
NRW.BANK, 0.67%, 10/15/2009	15,000,000	14,953,379
Oesterreichische Kontrollbank AG, 0.32%, 5/11/2009	22,000,000	21,998,044
Old Line Funding LLC, 144A, 0.45%, 6/3/2009	12,122,000	12,117,000
Pacific Gas & Electric Co.:
144A, 0.7%, 5/8/2009	10,000,000	9,998,639
144A, 0.8%, 5/6/2009	35,000,000	34,996,111
Pfizer, Inc.:
0.225%, 5/6/2009	30,000,000	29,999,063
0.5%, 5/11/2009	48,000,000	47,993,333
Procter & Gamble International Funding SCA:
144A, 0.64%, 9/4/2009	26,000,000	25,941,760
144A, 0.65%, 8/11/2009	20,000,000	19,963,167
Rabobank USA Financial Corp.:
0.31%, 5/28/2009	15,000,000	14,996,513
0.74%, 7/15/2009	25,000,000	24,961,458
Roche Holdings, Inc., 144A, 0.35%, 6/17/2009	82,000,000	81,962,531
Sanpaolo IMI US Financial Co.:
0.59%, 7/16/2009	1,779,000	1,776,784
0.79%, 7/7/2009	25,000,000	24,963,243
0.8%, 7/6/2009	82,000,000	81,879,733
Shell International Finance BV, 2.4%, 5/11/2009	22,000,000	21,985,333
Societe Generale North America, Inc.:
1.0%, 6/15/2009	10,000,000	9,987,500
1.01%, 5/4/2009	29,000,000	28,997,559
Starbird Funding Corp.:
144A, 0.5%, 5/8/2009	30,000,000	29,997,083
144A, 0.7%, 6/18/2009	5,000,000	4,995,333
144A, 1.0%, 6/22/2009	42,000,000	41,939,333
144A, 1.27%, 6/17/2009	27,000,000	26,955,233
Tempo Finance Corp., 144A, 0.45%, 5/11/2009	50,000,000	49,993,750
Total Capital Canada Ltd.:
144A, 0.52%, 7/8/2009	55,000,000	54,945,978
144A, 0.63%, 6/17/2009	41,000,000	40,966,277
Total Capital SA, 144A, 0.35%, 6/30/2009	68,000,000	67,960,333
Victory Receivables Corp., 144A, 0.8%, 5/22/2009	20,000,000	19,990,667
Wal-Mart Stores, Inc., 0.75%, 9/8/2009	25,000,000	24,932,292
Westpac Banking Corp., 0.74%, 9/24/2009	42,000,000	41,873,953
Total Commercial Paper (Cost $2,148,503,587)		2,148,503,587

Short-Term Notes* 9.8%
Australia & New Zealand Banking Group Ltd.:
144A, 1.491%, 7/2/2009	15,000,000	15,000,000
144A, 1.512%, 7/10/2009	12,500,000	12,500,000
Bank of Nova Scotia, 1.585%, 5/6/2009	22,000,000	22,000,000
BNP Paribas, 1.441%, 5/13/2009	15,000,000	15,000,000
Credit Agricole SA, 144A, 1.476%, 7/22/2009	40,000,000	40,000,000
Inter-American Development Bank, 1.251%, 2/19/2010	50,000,000	50,000,000
International Bank for Reconstruction & Development: 0.989%, 2/1/2010	40,000,000	40,000,000
1.185%, 2/8/2010	25,000,000	25,023,352
Intesa Sanpaolo SpA, 0.96%, 5/13/2009	35,000,000	35,000,000
Kreditanstalt fuer Wiederaufbau, 1.151%, 1/21/2010	42,000,000	42,000,000
Metropolitan Life Global Funding I, 144A, 1.399%, 5/11/2009	7,500,000	7,500,000
Procter & Gamble International Funding SCA, 1.175%, 7/6/2009	27,040,000	27,044,801
Rabobank Nederland NV:
144A, 0.56%, 4/7/2011	55,000,000	55,000,000
144A, 1.431%, 10/9/2009	25,000,000	25,000,000
Royal Bank of Canada, 144A, 0.851%, 7/15/2009	25,000,000	25,000,000
Societe Generale, 0.812%, 4/19/2010	50,000,000	50,000,000
Svenska Handelsbanken AB, 144A, 0.807%, 5/26/2009	12,000,000	12,000,000
Total Short-Term Notes (Cost $498,068,153)		498,068,153

Municipal Bonds and Notes 1.5%
Connecticut, State Health & Educational Revenue, Yale University:
0.68%, 7/2/2009	42,300,000	42,251,190
0.681%, 7/15/2009	33,000,000	32,953,938
Total Municipal Bonds and Notes (Cost $75,205,128)		75,205,128

Supranational** 2.3%
Inter-American Development Bank,
0.35%, 6/10/2009	50,000,000	49,980,555
International Bank for Reconstruction & Development,
0.43%, 6/18/2009	70,000,000	69,959,867
Total Supranational (Cost $119,940,422)		119,940,422

Government & Agency Obligations 18.9%
US Government Sponsored Agencies 15.6%
Federal Farm Credit Bank, 0.957%*, 4/1/2010	25,000,000	25,000,000
Federal Home Loan Bank:
0.508%**, 1/12/2010	18,000,000	17,934,720
0.86%*, 3/11/2010	38,000,000	37,995,741
2.166%**, 5/12/2009	15,000,000	14,989,183
5.375%, 7/17/2009	70,000,000	70,723,680
Federal Home Loan Mortgage Corp.:
0.417%*, 9/18/2009	28,000,000	27,984,109
0.545%**, 8/3/2009	24,000,000	23,965,533
0.596%**, 9/15/2009	25,000,000	24,942,917
0.596%**, 9/21/2009	40,000,000	39,904,667
1.087%*, 9/25/2009	54,000,000	54,063,049
1.381%**, 7/10/2009	48,000,000	47,869,333
1.685%**, 5/27/2009	25,000,000	24,968,403
1.731%**, 5/26/2009	41,470,000	41,418,162
Federal National Mortgage Association:
0.428%**, 5/20/2009	55,450,000	55,436,831
0.488%**, 12/21/2009	18,000,000	17,942,670
1.221%**, 6/11/2009	47,000,000	46,933,090
1.446%**, 5/28/2009	48,000,000	47,946,000
1.575%**, 7/1/2009	48,000,000	47,869,867
1.673%**, 6/30/2009	25,000,000	24,929,167
1.691%**, 5/29/2009	45,000,000	44,938,750
1.879%**, 7/27/2009	55,000,000	54,747,458
5.375%, 8/15/2009	4,278,000	4,336,575
		796,839,905
US Treasury Obligations 3.3%
US Treasury Bills:
0.3%**, 7/23/2009	25,000,000	24,982,708
0.345%**, 7/30/2009	24,000,000	23,979,300
0.4%**, 8/6/2009	20,000,000	19,978,444
0.48%**, 1/14/2010	35,000,000	34,879,600
0.5%**, 1/14/2010	25,000,000	24,910,417
0.705%**, 12/17/2009	15,000,000	14,932,438
0.99%**, 5/15/2009	22,500,000	22,491,338
		166,154,245
Total Government & Agency Obligations (Cost $962,994,150)		962,994,150

Repurchase Agreements 6.5%
Banc of America Securities LLC, 0.17%, dated 4/30/2009, to be repurchased at $41,773,270 on 5/1/2009 (a)	41,773,073	41,773,073
The Goldman Sachs & Co., 0.17%, dated 4/30/2009, to be repurchased at $108,062,510 on 5/1/2009 (b)	108,062,000	108,062,000
The Goldman Sachs & Co., 0.19%, dated 4/30/2009, to be repurchased at $179,000,945 on 5/1/2009 (c)	179,000,000	179,000,000
Total Repurchase Agreements (Cost $328,835,073)		328,835,073
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,086,311,147)+	100.0	5,086,311,147
Other Assets and Liabilities, Net	0.0	(54,096)
Net Assets	100.0	5,086,257,051
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2009.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $5,086,311,147.
(a) Collateralized by $41,087,367 Federal National Mortgage Association, 5.0%, maturing on 6/1/2035 with a value of $42,608,535.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,499,108	Federal Home Loan Mortgage Corp.	Zero Coupon- 35.507	8/15/2033- 2/15/2037	15,686,730
551,624,850	Federal Home Loan Mortgage Corp. — Interest Only	5.649- 16.348	3/15/2023- 7/15/2038	47,454,631
6,478,849	Federal National Mortgage Association	18.375- 36.382	1/25/3032- 6/25/2036	6,947,861
482,498,618	Federal National Mortgage Association — Interest Only	5.613- 7.063	6/25/2023- 8/25/2038	40,134,018
Total Collateral Value				$ 110,223,240
(c) Collateralized by $160,885,100 US Treasury Inflation-Indexed Bond, 2.375%, maturing on 1/15/2025 with a value of $182,580,100.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ —
Level 2	5,086,311,147
Level 3	—
Total	$ 5,086,311,147

The accompanying notes are an integral part of the financial statements.

Financial Statements

Money Market Portfolio

Statement of Assets and Liabilities as of April 30, 2009
Assets	Money Market Portfolio
Investments: Investments in securities, valued at amortized cost	$ 4,757,476,074
Repurchase agreements, valued at amortized cost	328,835,073
Total investments, valued at amortized cost	5,086,311,147
Cash	110,645
Receivable for Portfolio shares sold	141,131
Interest receivable	4,021,019
Other assets	172,393
Total assets	5,090,756,335
Liabilities
Payable for Portfolio shares redeemed	369,721
Distributions payable	8,927
Accrued management fee	695,450
Other accrued expenses and payables	3,425,186
Total liabilities	4,499,284
Net assets, at value	$ 5,086,257,051
Net Assets Consist of
Undistributed net investment income	66,189
Accumulated net realized gain (loss)	596,527
Paid-in capital	5,085,594,335
Net assets, at value	$ 5,086,257,051

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2009 (continued)
Net Asset Value	Money Market Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($919,362,150 ÷ 919,035,875 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Capital Assets Funds Preferred Shares

Net Asset Value, offering and redemption price per share ($49,192,869 ÷ 49,196,633 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($29,554,519 ÷ 29,530,428 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Plus Shares

Net Asset Value, offering and redemption price per share ($4,881,208 ÷ 4,875,630 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Institutional Money Market Shares

Net Asset Value, offering and redemption price per share ($514,510,751 ÷ 514,463,030 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Institutional Select Money Market Shares

Net Asset Value, offering and redemption price per share ($10,562 ÷ 10,559 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($2,021,376,051 ÷ 2,020,719,177 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Premium Reserve Money Market Shares

Net Asset Value, offering and redemption price per share ($411,211,947 ÷ 411,046,712 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($1,136,156,994 ÷ 1,135,825,396 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended April 30, 2009
Investment Income	Money Market Portfolio
Income: Interest	$ 105,773,632
Expenses: Management fee	7,571,490
Services to shareholders	11,115,258
Custodian fee	221,677
Distribution and service fees	24,137,583
Professional fees	182,914
Trustees' fees and expenses	132,677
Reports to shareholders	586,621
Registration fees	257,776
Temporary guarantee program participation fee	1,179,399
Other	132,529
Total expenses before expense reductions	45,517,924
Expense reductions	(1,417,175)
Total expenses after expense reductions	44,100,749
Net investment income	61,672,883
Net realized gain (loss) from investments	596,527
Net increase (decrease) in net assets resulting from operations	$ 62,269,410

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Money Market Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2009	2008
Operations: Net investment income	$ 61,672,883	$ 173,922,913
Net realized gain (loss)	596,527	1,238,499
Net increase in net assets resulting from operations	62,269,410	175,161,412
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(12,130,034)	(38,939,202)
Capital Assets Funds Preferred Shares	(1,195,269)	(1,467,806)
Davidson Cash Equivalent Shares	(576,062)	(4,569,026)
Davidson Cash Equivalent Plus Shares	(117,205)	(1,270,189)
Institutional Money Market Shares	(2,880,267)	(6,268,422)
Institutional Select Money Market Shares	(207)	(121)
Premier Money Market Shares	(24,528,332)	(62,576,183)
Premium Reserve Money Market Shares	(7,114,750)	(12,917,522)
Service Shares	(13,649,289)	(45,914,443)
Total distributions	(62,191,415)	(173,922,914)
Portfolio share transactions: Proceeds from shares sold	7,321,787,985	6,331,024,341
Reinvestment of distributions	61,430,384	172,853,502
Cost of shares redeemed	(7,184,032,670)	(5,773,489,067)
Net increase (decrease) in net assets from Portfolio share transactions	199,185,699	730,388,776
Increase (decrease) in net assets	199,263,694	731,627,274
Net assets at beginning of period	4,886,993,357	4,155,366,083
Net assets at end of period (including undistributed net investment income of $66,189 and $107,748, respectively)	$ 5,086,257,051	$ 4,886,993,357

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Premium Reserve Money Market Shares
Years Ended April 30,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.016	.043	.047	.034	.014
Less distributions from net investment income	(.016)	(.043)	(.047)	(.034)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.65	4.38[a]	4.84	3.44	1.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	411	404	282	509	327
Ratio of expenses before expense reductions (%)	.56	.57	.56	.55	.56
Ratio of expenses after expense reductions (%)	.56	.57	.56	.55	.56
Ratio of net investment income (%)	1.60	4.24	4.72	3.44	1.37
[a] Total return would have been lower had certain expenses not been reduced.
Money Market Portfolio Institutional Money Market Shares
Years Ended April 30,	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.019	.046	.050	.037	.017
Less distributions from net investment income	(.019)	(.046)	(.050)	(.037)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.96	4.70[a]	5.17[a]	3.76[a]	1.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	515	129	131	107	75
Ratio of expenses before expense reductions (%)	.26	.27	.26	.24	.24
Ratio of expenses after expense reductions (%)	.26	.26	.25	.23	.24
Ratio of net investment income (%)	1.90	4.55	5.03	3.76	1.69
[a] Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Government & Agency Securities Portfolio and Tax-Exempt Portfolio are presented in separate annual reports.

Money Market Portfolio (the "Portfolio") offers nine classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares.

The financial highlights for all classes of shares, other than Premium Reserve Money Market Shares and Institutional Money Market Shares, are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

The Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective at the beginning of the Portfolio's fiscal year. Disclosure about the classification of fair value measurements is included at the end of the Portfolio's Investment Portfolio.

New Accounting Pronouncement. In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently reviewing the enhanced disclosure requirements for the adoption of FSP 157-4.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Portfolio has reviewed the tax positions for the open tax years as of April 30, 2009 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly. The Portfolio may take into account capital gains and losses in its daily dividend declarations. The Portfolio may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

At April 30, 2009, the Portfolio's components of distributable earnings on a tax-basis are as follows:

Undistributed ordinary income	$ 714,514

In addition, during the years ended April 30, 2009 and April 30, 2008, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	Years Ended April 30,
	2009	2008
Distributions from ordinary income	$ 62,191,415	$ 173,922,914

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Portfolio pays a monthly management fee based on the Trust's combined average daily net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:

First $500 million of the Trust's combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

Accordingly, for the year ended April 30, 2009, the Portfolio incurred a management fee equivalent to the following annual effective rate of the Portfolio's average daily net assets:

Annual Effective Rate
Money Market Portfolio	.16%

For the year ended April 30, 2009, the Advisor has voluntarily agreed to waive or reimburse certain operating expenses in order to maintain the annual expenses at 0.25% of the Institutional Money Market Shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the year ended April 30, 2009, the amounts charged to the Portfolio by DISC were as follows:

Money Market Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2009
Capital Assets Funds Shares	$ 2,464,568	$ —	$ 473,067
Capital Assets Funds Preferred Shares	101,658	—	35,034
Davidson Cash Equivalent Shares	92,625	—	34,473
Davidson Cash Equivalent Plus Shares	15,808	—	2,534
Institutional Money Market Shares	50,260	—	24,657
Institutional Select Money Market Shares	73	71	—
Premier Money Market Shares	5,007,163	—	814,404
Premium Reserve Money Market Shares	453,184	—	84,856
Service Shares	2,829,342	—	765,807

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2009, the Distribution Fee was as follows:

Money Market Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2009	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 3,253,328	$ 352,727	$ 53,035.29%		.33%
Capital Assets Funds Preferred Shares	136,696	24,849	7,052.16%		.20%
Davidson Cash Equivalent Shares	126,126	3,340	4,873.29%		.30%
Davidson Cash Equivalent Plus Shares	19,868	118	980.25%		.25%
Institutional Money Market Shares	21,379	—	4,481.01%		.08%
Premier Money Market Shares	5,007,517	315,641	182,187.23%		.25%
Service Shares	6,789,954	709,994	339,881.54%		.60%

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2009, the Service Fee was as follows:

Money Market Portfolio:	Service Fee	Unpaid at April 30, 2009	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 2,464,568	$ 188,836.25%		.25%
Capital Assets Funds Preferred Shares	68,352	4,176.10%		.10%
Davidson Cash Equivalent Shares	105,105	6,178.25%		.25%
Davidson Cash Equivalent Plus Shares	15,895	836.20%		.20%
Institutional Money Market Shares	21,379	4,466.01%		.08%
Premier Money Market Shares	5,007,517	422,639.25%		.25%
Premium Reserve Money Market Shares	1,099,899	89,046.25%		.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the year ended April 30, 2009, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

	Total Aggregated	Unpaid at April 30, 2009
Money Market Portfolio	$ 85,895	$ 24,476

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Fee Reductions

The Portfolio has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended April 30, 2009, the Portfolio's custodian fee was reduced as follows:

	Custody Credits	Transfer Agent Credits
Money Market Portfolio	$ 2,467	$ 7,968

4. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Money Market Portfolio

	Year Ended April 30, 2009		Year Ended April 30, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	756,323,913	$ 756,323,913	887,834,293	$ 887,834,293
Capital Assets Funds Preferred Shares	96,644,444	96,644,444	235,192,915	235,192,915
Davidson Cash Equivalent Shares	6,293,816	6,293,816	6,365,267	6,365,267
Davidson Cash Equivalent Plus Shares	6,577,884	6,577,884	9,407,578	9,407,578
Institutional Money Market Shares	2,007,881,776	2,007,881,776	499,505,998	499,505,998
Institutional Select Money Market Shares	1	1	10,000	10,000
Premier Money Market Shares	2,189,467,703	2,189,467,703	2,215,491,618	2,215,491,618
Premium Reserve Money Market Shares	717,047,245	717,047,245	650,612,883	650,612,883
Service Shares	1,541,551,203	1,541,551,203	1,826,603,789	1,826,603,789
		$ 7,321,787,985		$ 6,331,024,341
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	12,130,033	$ 12,130,033	38,948,357	$ 38,948,357
Capital Assets Funds Preferred Shares	1,195,269	1,195,269	1,466,862	1,466,862
Davidson Cash Equivalent Shares	576,062	576,062	4,564,565	4,564,565
Davidson Cash Equivalent Plus Shares	117,206	117,206	1,268,285	1,268,285
Institutional Money Market Shares	2,692,452	2,692,452	6,215,734	6,215,734
Institutional Select Money Market Shares	207	207	122	122
Premier Money Market Shares	24,504,141	24,504,141	62,595,239	62,595,239
Premium Reserve Money Market Shares	6,580,302	6,580,302	11,885,655	11,885,655
Service Shares	13,634,712	13,634,712	45,908,683	45,908,683
		$ 61,430,384		$ 172,853,502
Shares redeemed
Capital Assets Funds Shares	(905,900,056)	$ (905,900,056)	(849,202,083)	$ (849,202,083)
Capital Assets Funds Preferred Shares	(123,589,990)	(123,589,990)	(161,775,756)	(161,775,756)
Davidson Cash Equivalent Shares	(36,566,566)	(36,566,566)	(192,093,276)	(192,093,276)
Davidson Cash Equivalent Plus Shares	(13,483,561)	(13,483,561)	(82,240,596)	(82,240,596)
Institutional Money Market Shares	(1,625,470,563)	(1,625,470,563)	(507,357,658)	(507,357,658)
Premier Money Market Shares	(2,094,278,190)	(2,094,278,190)	(1,719,623,951)	(1,719,623,951)
Premium Reserve Money Market Shares	(716,277,240)	(716,277,240)	(541,063,161)	(541,063,161)
Service Shares	(1,668,466,504)	(1,668,466,504)	(1,720,132,586)	(1,720,132,586)
		$ (7,184,032,670)		$ (5,773,489,067)
Net increase (decrease)
Capital Assets Funds Shares	(137,446,110)	$ (137,446,110)	77,580,567	$ 77,580,567
Capital Assets Funds Preferred Shares	(25,750,277)	(25,750,277)	74,884,021	74,884,021
Davidson Cash Equivalent Shares	(29,696,688)	(29,696,688)	(181,163,444)	(181,163,444)
Davidson Cash Equivalent Plus Shares	(6,788,471)	(6,788,471)	(71,564,733)	(71,564,733)
Institutional Money Market Shares	385,103,665	385,103,665	(1,635,926)	(1,635,926)
Institutional Select Money Market Shares	208	208	10,122	10,122
Premier Money Market Shares	119,693,654	119,693,654	558,462,906	558,462,906
Premium Reserve Money Market Shares	7,350,307	7,350,307	121,435,377	121,435,377
Service Shares	(113,280,589)	(113,280,589)	152,379,886	152,379,886
		$ 199,185,699		$ 730,388,776

6. Participation in the Treasury's Temporary Guarantee Program

The Portfolio is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Department of the Treasury (the "Treasury").

The Program is designed to protect the value of accounts in the Portfolio as of the close of business on September 19, 2008. According to the terms of the Program, any investment made by a shareholder after September 19, 2008 in excess of the amount held in the account as of the close of business on that date will not be covered by the Program. Any purchase of the shares of the Portfolio for an account opened after September 19, 2008 will also not be covered under the Program. The Program guarantee will apply to the lesser of (i) the number of shares held in an account as of the close of business on September 19, 2008, or (ii) the number of shares held in the account on the date the Program guarantee is triggered. Subject to certain conditions and limitations, the Program guarantee is triggered if the Portfolio's net asset value falls below $0.995 and the Portfolio is liquidated. Guarantee payments under the Program will not exceed the amount available within the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment.

The Portfolio bears the expenses of participating in the Program. The expense is determined by the product of (i) the number of shares outstanding of each class as of September 19, 2008 valued at $1.00; and (ii) the applicable Program participation fee rate, which is based upon the market-based net asset value outstanding of each share class as of September 19, 2008. For the initial period ending December 18, 2008, the Program participation fee was equal to 0.01%. For the coverage under the Program beginning on December 19, 2008 and ending on April 30, 2009, the Program participation fee was equal to 0.015%. For the coverage under the Program beginning on May 1, 2009 and ending September 18, 2009, the Program participation fee is equal to 0.015%. This expense is being amortized over the length of the participation in the Program and is included in "Temporary guarantee program participation fee" on the Statement of Operations. For the period through April 30, 2009, the Portfolio accrued $1,179,399. The Program is set to terminate on September 18, 2009.

Neither the Portfolio nor Deutsche Investment Management Americas Inc., the Portfolio's investment advisor, are in any manner approved, endorsed, sponsored or authorized by the Treasury.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Money Market Portfolio (the "Portfolio"), one of the portfolios constituting Cash Account Trust (the "Trust"), as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio of Cash Account Trust at April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 22, 2009

Tax Information (Unaudited)

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of April 30, 2009. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009[2] Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Governing Council of the Independent Directors Council (governance, executive committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	129
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	129
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company[3] (medical technology company); Belo Corporation[3] (media company); Boston Museum of Science; Public Radio International; PRX, The Public Radio Exchange; The PBS Foundation. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	129
Dawn-Marie Driscoll (1946) Board Member since 1987	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		129
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising); The Kennel Shop (retailer)	129
Kenneth C. Froewiss (1945) Board Member since 2001	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	129
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	129
William McClayton (1944) Board Member since 2004	Managing Director, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	129
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (2007-present) (charitable organization). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[3] (January 2007-June 2007)	129
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-September 2003)	129
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Business Leadership Council, Wellesley College. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	129
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	132
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[4] (1958) Board Member since 2006	Managing Director[5], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Investments; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	129
Officers[6]
Name, Year of Birth, Position with the Fund and Length of Time Served[7]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[8] (1965) President, 2006-present	Managing Director[5], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[9] (1962) Vice President and Secretary, 1999-present	Director[5], Deutsche Asset Management
Paul H. Schubert[8] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson[9] (1962) Assistant Secretary, 1997-present	Managing Director[5], Deutsche Asset Management
Rita Rubin[10] (1970) Assistant Secretary, 2009-present	Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007); Attorney, Shearman & Sterling LLP (2004); Vice President and Associate General Counsel, UBS Global Asset Management (2001-2004)

Paul Antosca[9] (1957) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[9] (1967) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally[9] (1966) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management
Jason Vazquez[10] (1972) Anti-Money Laundering Compliance Officer, 2007-present	Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby[10] (1962) Chief Compliance Officer, 2006-present	Managing Director[5], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

J. Christopher Jackson[10] (1951) Chief Legal Officer, 2006-present	Director[5], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005) (2006-2009)

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
2 Mr. Freeman assumed the Chairperson role as of January 1, 2009. Prior to that Ms. Driscoll served as Chairperson of certain DWS funds since 2004.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Schwarzer receives no compensation from the fund.
5 Executive title, not a board directorship.
6 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
7 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
8 Address: 345 Park Avenue, New York, New York 10154.
9 Address: One Beacon Street, Boston, MA 02108.
10 Address: 280 Park Avenue, New York, New York 10017.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period, April 30, 2009, Cash Account Trust has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” (as such term has been defined by the Regulations) serving on the Funds’ audit committee including Mr. William McClayton, the chair of the Funds’ audit committee. The SEC has stated that an audit committee financial expert is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

CASH ACCOUNT TRUST - MONEY MARKET PORTFOLIO

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“E&Y”), the Fund’s Independent Registered Public Accountant, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

Services that the Fund’s Independent Registered Public Accountant Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2009	$92,594	$0	$6,969	$0
2008	$64,203	$0	$8,754	$0

The above "Tax Fees" were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accountant Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2009	$0	$524,500	$0
2008	$0	$297,500	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2009	$6,969	$524,500	$1,248,247	$1,779,716
2008	$8,754	$297,500	$1,109,437	$1,415,691

All other engagement fees were billed for services in connection with internal control reviews, agreed upon procedures and tax compliance for DIMA and other related entities that provide support for the operations of the Fund.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

E&Y advised the Fund’s Audit Committee that E&Y had identified four matters that it determined to be inconsistent with the SEC’s auditor independence rules.

First, E&Y advised the Fund’s Audit Committee that, in 2006 and 2007, Deutsche Bank AG (“DB”) provided standard overdraft protection on a depository account and a guarantee of certain lease deposits to the E&Y member firm in Germany (“E&Y Germany”). DB is within the “Investment Company Complex” (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund. E&Y advised the Audit Committee that while neither of these arrangements was ever utilized by E&Y Germany, they could constitute lending type arrangements in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(1)(ii)(A) provides that an accountant is not independent when an accounting firm has a loan to or from an audit client.) E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that neither of the arrangements was ever utilized and, accordingly, E&Y Germany never had amounts outstanding to DB, these arrangements were immaterial to E&Y Germany and DB and the E&Y professionals responsible for the Fund’s audits were not aware of these arrangements. E&Y informed the Audit Committee that E&Y Germany has cancelled the overdraft arrangement and has terminated the guarantee on the lease deposits.

Second, E&Y advised the Fund’s Audit Committee that, in 2007 and 2008, DB provided standard overdraft protection on a depository account to the E&Y member firm in India (“E&Y India”). E&Y advised the Audit Committee that E&Y India utilized this arrangement twice in 2007; therefore, the arrangement constituted a lending type arrangement in violation of Rule 2-01(c)(1)(ii)(A) of Regulation S-X as described above. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the arrangement did not create a mutual or conflicting interest between E&Y and the Fund and that the arrangement did not involve the Fund, but rather affiliates of the Fund in the Investment Company Complex. E&Y informed the Audit Committee that E&Y India has cancelled the overdraft arrangement.

Third, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional purchased interests in a fund sponsored by a subsidiary of Deutsche Bank AG that is not audited by E&Y. Subsequent to the purchase, the E&Y professional became a Covered Person (as defined by SEC rules) of the Fund as a result of providing non-audit services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

Finally, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional whose spouse owned interests in two DWS Funds that are not audited by E&Y, became a Covered Person of the Fund as a result of providing attest services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio (Premium Reserve Money Market Shares and Institutional Money Market Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Portfolio (Premium Reserve Money Market Shares and Institutional Money Market Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 1, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 1, 2009